Consolidated Statements of Cash Flows $ in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2025 MXN ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 MXN ($)	Dec. 31, 2023 MXN ($)
Operating activities
Profit before income tax	$ 141,987,236	$ 7,903	$ 62,829,909	$ 115,333,645
Items not requiring the use of cash:
Depreciation property, plant and equipment and right-of-use assets	158,889,309	8,843	143,697,887	133,818,176
Amortization of intangible and other assets	21,915,474	1,220	20,430,474	17,967,888
Equity interest in net result of associated companies	(294,235)	(16)	5,179,112	5,371,824
(Gain) loss on sale of property, plant and equipment	282,824	16	264,769	(5,055,264)
Net period cost of labor obligations	21,444,882	1,194	18,232,542	16,971,936
Foreign currency exchange (income) loss, net	(19,786,745)	(1,101)	69,721,961	(16,175,776)
Interest income	(9,127,487)	(508)	(9,008,220)	(9,628,340)
Interest expense	60,318,857	3,356	56,019,754	44,545,241
Employee profit sharing	4,016,423	224	3,721,782	3,938,274
Valuation of derivative financial instruments, capitalized interest expense and other, net	(3,887,863)	(216)	(3,672,093)	4,623,029
Gain on net monetary positions	(5,420,274)	(302)	(27,387,169)	(9,321,480)
Impairment to notes receivable from joint venture	0	0	4,594,792	12,184,562
Impairment of investment in joint venture	0	0	0	4,677,782
Working capital changes:
Subscribers, distributors, recoverable taxes, contract assets and other	(13,146,153)	(732)	(4,160,268)	(19,201,698)
Prepaid expenses	2,942,404	164	2,252,754	(6,154,082)
Related parties	(290,804)	(16)	(3,388,829)	758,301
Inventories	(5,190,448)	(289)	(3,055,411)	2,832,978
Other assets	(10,719,667)	(597)	(8,825,833)	(1,564,370)
Accounts payable and accrued liabilities	(2,814,001)	(157)	(15,450,565)	10,098,156
Deferred revenues	6,683,261	372	2,738,688	3,062,445
Employee benefits paid	(21,577,637)	(1,201)	(27,271,158)	(13,090,945)
Employee profit sharing paid	(3,131,168)	(174)	(3,524,357)	(3,316,540)
Interest received	2,504,220	139	3,489,600	4,882,509
Income taxes paid	(53,199,386)	(2,961)	(48,089,000)	(49,466,056)
Net cash flows provided by operating activities	272,399,022	15,161	239,341,121	248,092,195
Investing activities
Purchase of property, plant and equipment	(114,431,308)	(6,369)	(113,083,319)	(131,101,509)
Acquisition of intangibles	(16,386,132)	(912)	(17,751,708)	(25,237,297)
Dividends received	3,015,648	168	2,779,138	4,590,313
Proceeds from sale of property, plant and equipment	406,588	23	395,232	7,042,757
Acquisition of business, net of cash acquired	(276,841)	(15)	493,714	0
Contractual earn-out from business combination	0	0	893,754	3,468,655
Financial instruments, net			(2,111,926)	(9,420,419)
Financial instruments, net	7,490,018	417
Investments in associated companies	0	0	(72,513)	(459,750)
Acquisition of investments	(4,162,135)	(232)	(10,983,052)	(10,061,353)
Sale of investments	1,443,893	80	15,702,126	10,482,150
Acquisition of notes from joint venture	0	0	(5,497,250)	(14,292,963)
Net cash flows used in investing activities	(122,900,269)	(6,840)	(129,235,804)	(164,989,416)
Financing activities
Loans obtained	238,903,497	13,297	262,041,021	249,380,436
Repayment of loans	(257,291,962)	(14,320)	(232,731,277)	(214,735,610)
Payment of liability related to right-of-use of assets	(51,585,889)	(2,871)	(45,285,610)	(39,498,197)
Interest paid	(32,325,287)	(1,799)	(31,082,117)	(29,031,855)
Repurchase of shares	(11,944,156)	(665)	(22,746,633)	(14,331,361)
Dividends paid	(33,159,586)	(1,846)	(31,007,121)	(30,466,636)
Acquisition of non-controlling interests	(440,849)	(25)	(2,310,084)	(6,263,945)
Payment of deferred consideration of equity interest	(296,861)	(17)	0	0
Net cash flows used in financing activities	(148,141,093)	(8,246)	(103,121,821)	(84,947,168)
Net (decrease) increase in cash and cash equivalents	1,357,660	75	6,983,496	(1,844,389)
Adjustment to cash flows due to exchange rate fluctuations, net	(3,055,403)	(169)	3,070,829	(5,258,787)
Cash and cash equivalents at beginning of the year	36,652,098	2,040	26,597,773	33,700,949
Cash and cash equivalents at end of the year	$ 34,954,355	$ 1,946	$ 36,652,098	$ 26,597,773